Summary of Activity Related to Costs to Obtain Contract (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Sales commissions and fees	$ 466,951	$ 193,995
Beginning balance	31,504	51,472
Commission incurred	286,311	180,141
Deferred commissions recognized	(221,609)	(200,109)
Ending balance	$ 96,206	$ 31,504